Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:

Electronic equipment	3 years
Furniture and office equipment	5 years
Computer software	3-10 years
Vehicles	5 years
Building	46 years
Leasehold improvements	Shorter of the expected use life or the lease term

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Domain name	5-20 years
Trademarks	4-10 years
Insurance agency license	20 years
Broadcasting license	4-5 years
Buyer and customer relationship	5 years
Brand	2-8 years
Technology	2-5 years
Strategic business resources	3-5 years